FINANCIAL INSTRUMENTS BY CATEGORY - ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)		Dec. 31, 2017 USD ($) [1]	Dec. 31, 2016 CNY (¥)		Dec. 31, 2016 USD ($)	[1]	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Disclosure of financial assets [line items]
Available-for-sale investments (Note 15)	¥ 296,414		$ 45,558	¥ 53,826
Long-term receivable (Note 16)	31,274		4,806	31,406
Trade and other receivables excluding prepayments (Note 18 and 19)	4,417,317			3,665,646
Short-term deposits	108,000	[2]	16,599	108,000	[2]
Cash and cash equivalents (Note 20)	1,160,515		$ 178,368	1,359,656		$ 208,975		¥ 2,220,803	¥ 1,665,057
Total	6,013,520			5,218,534
Loans and receivables [member]
Disclosure of financial assets [line items]
Long-term receivable (Note 16)	31,274			31,406
Trade and other receivables excluding prepayments (Note 18 and 19)	4,417,317			3,665,646
Short-term deposits	108,000			108,000
Cash and cash equivalents (Note 20)	1,160,515			1,359,656
Total	5,717,106			5,164,708
Available-for-sale [member]
Disclosure of financial assets [line items]
Available-for-sale investments (Note 15)	296,414			53,826
Total	¥ 296,414			¥ 53,826

[1]	* Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.5063, the certified exchange rates for December 29, 2017 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 29, 2017 or on any other date.
[2]	Note: The original effective interest rate of term deposits was 1.56% per annum (2016: 1.65% per annum).